Segment information (Customer Concentration, Product Sales) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues Earned from Major Customers [Abstract]
Revenues	$ 21,662	$ 20,063	$ 18,676
AmerisourceBergen Corporation [Member]
Revenues Earned from Major Customers [Abstract]
Revenues	$ 10,038	$ 9,142	$ 8,527
Gross product sales to major customer (as defined) as a percentage of total gross revenues	34.00%	34.00%	35.00%
Gross product sales to major customer (as defined) as a percentage of U.S. gross product sales	42.00%	43.00%	44.00%
McKesson Corporation [Member]
Revenues Earned from Major Customers [Abstract]
Revenues	$ 8,766	$ 8,011	$ 6,440
Gross product sales to major customer (as defined) as a percentage of total gross revenues	30.00%	30.00%	27.00%
Gross product sales to major customer (as defined) as a percentage of U.S. gross product sales	34.00%	35.00%	32.00%
Cardinal Health, Inc. [Member]
Revenues Earned from Major Customers [Abstract]
Revenues	$ 5,045	$ 3,407	$ 3,209
Gross product sales to major customer (as defined) as a percentage of total gross revenues	17.00%	13.00%	13.00%
Gross product sales to major customer (as defined) as a percentage of U.S. gross product sales	21.00%	16.00%	17.00%